Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement Line Items [Line Items]
Cash inflow from operations	$ 20,988	$ 2	$ 27,523	$ 666
Interest received	3	4	9	9
Finance costs paid	(710)	(1,231)	(1,283)	(1,431)
Tax paid	(1,195)	(1,001)	(2,276)	(2,346)
Net cash inflow (outflow) from operating activities	19,086	(2,226)	23,973	(3,102)
Cash flows used in investing activities
Acquisition of property, plant and equipment	(6,897)	(6,009)	(10,638)	(10,602)
Acquisition of exploration and evaluation assets	(733)	(139)	(1,163)	(283)
Acquisition of put options	(168)	(811)	(408)	(811)
Net cash used in investing activities	(7,798)	(6,959)	(12,209)	(11,696)
Cash flows from financing activities
Dividends paid	(2,912)	(2,893)	(5,632)	(5,317)
Payment of lease liabilities	(38)	(35)	(75)	(72)
- Equity raise (net of transaction cost)	0	4,834	0	15,658
Proceeds from loans and borrowings	2,032	0	2,032	0
Amounts received	1,939	2,500	1,939	7,000
Net cash from (used in) financing activities	1,021	3,118	(1,736)	10,582
Net increase (decrease) in cash and cash equivalents	12,309	(6,067)	10,028	(4,216)
Effect of exchange rate fluctuations on cash and cash equivalents	485	(30)	(362)	(187)
Net cash and cash equivalents at the beginning of the period	(14,160)	3,190	(11,032)	1,496
Net cash and cash equivalents at the end of the period	(1,366)	(2,907)	(1,366)	(2,907)
Motapa [member]
Cash flows from financing activities
Loan notes - Motapa payment	$ 0	$ (1,288)	$ 0	$ (6,687)